Investment in Office Properties, Acquisitions (Details) (USD $)	3 Months Ended									9 Months Ended		12 Months Ended					12 Months Ended															12 Months Ended			12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012 Property State sqft	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012 Property State sqft	Dec. 31, 2011	Dec. 31, 2010 sqft	Jan. 17, 2013 sqft	Mar. 09, 2012 sqft	Dec. 31, 2012 Lease Commissions [Member]	Dec. 31, 2012 Lease In Place Value [Member]	Dec. 31, 2012 Above Market Leases [Member]	Dec. 31, 2012 Below Market Leases [Member]	Dec. 31, 2012 Mortgage assumed [Member]	Dec. 31, 2012 Other [Member]	Dec. 31, 2012 Buildings [Member]	Dec. 31, 2012 Tenant Improvements [Member]	Jun. 06, 2012 Hearst Tower [Member] sqft	Mar. 06, 2013 Deerwood [Member] sqft	Aug. 31, 2012 Hayden Ferry III, IV, V [Member] sqft	Feb. 20, 2013 Phoenix Tower	Dec. 20, 2012 Phoenix Tower sqft	Dec. 21, 2012 Tempe Gateway [Member] sqft	Dec. 06, 2012 525 North Tryon [Member] sqft	Dec. 31, 2012 NASCAR Plaza sqft	Dec. 31, 2012 Westshore Corporate Center [Member]	Nov. 15, 2012 Westshore Corporate Center [Member] sqft	Dec. 31, 2012 2012 Acquisitions [Member]	Jan. 11, 2012 Fund II [Member] The Pointe [Member] sqft	Feb. 10, 2012 Fund II [Member] Hayden Ferry Lakeside II sqft	Dec. 31, 2012 Charlotte, NC [Member]	Dec. 31, 2012 Houston, TX [Member]	Dec. 31, 2012 Phoenix, AZ [Member]	Dec. 31, 2012 Tampa, FL [Member]
Investment in Office and Parking Properties [Abstract]
Number of office and parking properties		43										43
Number of states in which office and parking properties located		9										9
Area of real estate property (in square feet)		11,900,000										11,900,000		163,000	260,000	337,000									972,000	1,000,000	21,000		626,000	251,000	402,000	390,000		170,000		252,000	300,000
Business Acquisition [Line Items]
Area of real estate property (in square feet)		11,900,000										11,900,000		163,000	260,000	337,000									972,000	1,000,000	21,000		626,000	251,000	402,000	390,000		170,000		252,000	300,000
Cost of entity acquired		$ 760,990,000										$ 760,990,000			$ 56,300,000										$ 250,000,000	$ 130,000,000	$ 18,200,000		$ 123,800,000	$ 66,100,000	$ 47,400,000	$ 99,900,000		$ 22,700,000		$ 46,900,000	$ 86,000,000	$ 397,349,000	$ 123,750,000	$ 170,300,000	$ 69,591,000
Number of parking spaces in parking structure																											2,500
Ownership interest acquired (in hundredths)																											30.00%									30.00%	30.00%
Year Constructed																																2009	1989
Non-recourse mortgage loan																												80,000,000
Mortgage loan maturity date																																Mar. 30, 2016	May 01, 2015
Mortgage Loan maturity date					May 2012							May 2012
Mortgage assumed in a business acquisition																																42,600,000		14,500,000
Note Balance																																43,000,000	15,600,000
Fixed Rate (in hundredths)		7.10%										7.10%																3.90%				3.40%		2.50%
Interest rate on mortgage (in hundredths)		1.50%										1.50%																				4.70%		5.80%
Weighted average interest rate (in percent)																7.10%
Equity contribution in a business combination																											5,500,000									7,000,000	10,800,000
Preliminary allocation of purchase price [Abstract]
Land	31,337,000	43,600,000								31,337,000		43,600,000
Buildings	121,369,000	580,616,000								121,369,000		580,616,000
Tenant improvements	13,434,000	59,698,000								13,434,000		59,698,000
Lease commissions	6,056,000	21,207,000								6,056,000		21,207,000
Lease in place value	15,862,000	54,575,000								15,862,000		54,575,000
Above market leases	2,936,000	14,728,000								2,936,000		14,728,000
Below market leases	(5,735,000)	(18,979,000)								(5,735,000)		(18,979,000)
Other		3,001,000										3,001,000
Mortgage assumed		(58,694,000)										(58,694,000)
Weighted average life												2 years 8 months 12 days					6 years 0 months 0 days	6 years 0 months 0 days	15 years 0 months 0 days	6 years 0 months 0 days	3 years 0 months 0 days	3 years 0 months 0 days	40 years 0 months 0 days	6 years 0 months 0 days
Pro forma results of operations [Abstract]
Pro forma revenues	74,576,000		62,470,000							222,069,000	174,653,000	274,698,000	229,930,000
Pro forma net loss attributable to common stockholders	(3,085,000)		(4,000)							(21,518,000)	2,527,000	(60,544,000)	(162,291,000)
Pro forma basic net loss attributable to common stockholders	$ (0.04)		$ (0.01)							$ (0.34)	$ 0.09	$ (1.91)	$ (7.55)
Pro forma diluted net loss attributable to common stockholders	$ (0.04)		$ (0.01)							$ (0.34)	$ 0.09	$ (1.91)	$ (7.55)
Revenues		58,958,000	57,049,000	51,950,000	48,226,000	46,736,000	45,502,000	36,011,000	24,929,000			216,183,000	153,178,000	83,752,000																					32,000,000
Net income (loss) attributable to common stockholders		$ (51,713,000)	$ (582,000)	$ (948,000)	$ 1,994,000	$ (59,762,000)	$ (55,738,000)	$ (14,673,000)	$ (6,782,000)			$ (51,249,000)	$ (136,955,000)	$ (8,943,000)																					$ 2,400,000